Updating Summary Prospectus

ONcore Wealth Foundation

Issued by

The Ohio National Life Insurance Company

Through

Ohio National Variable Account A

May 1, 2021

The prospectus for ONcore Wealth Foundation contains more information about the ONcore Wealth Foundation contract, including its features, benefits, and risks. You can find the current prospectus and other information about the ONcore Wealth Foundation contract online at Ohionational.com/variableproducts. You can also obtain this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@ohionational.com.

This Updating Summary Prospectus summarizes certain key features of your ONcore Wealth Foundation contract. This Updating Summary Prospectus also provides a summary of ONcore Wealth Foundation features that have changed since April 29, 2020.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from The Ohio National Life Insurance Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Ohio National Life Insurance Company electronically by visiting ohionational.com, logging into your account and electing e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform The Ohio National Life Insurance Company that you wish to continue receiving paper copies of your shareholder reports by contacting us at 888.925.6446. Your election to receive reports in paper will apply to all Funds available under your contract.

Form 8503.1-USP	1

Glossary

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA account.

DCA — Dollar cost averaging.

Enhanced DCA Account -- An account available for purchase payments, subject to certain limitations, that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio.

Fixed Accumulation Account – A subset of our general account that guarantees a fixed return for a specified period of time and guarantees the principal against loss.

Fund — A mutual fund in which subaccount assets may be invested. See Appendix A.

Ohio National Life – The Ohio National Life Insurance Company, the depositor of the contract.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA — Ohio National Variable Account A, a separate account of Ohio National Life consisting of assets segregated from Ohio National Life's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to Ohio National Life.

You — You means the owner(s) of the contract or the last surviving owner’s estate if all owners are deceased.

Form 8503.1-USP	2

Summary of Contract Features That Have Changed

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated April 29, 2020. This may not reflect all of the changes that have occurred since you entered into your contract.

Availability of Funds

• The ON Foreign Portfolio was reorganized into the ON BlackRock Advantage International Equity on May 29, 2020.

• The ON Conservative Model Portfolio was reorganized into the ON Moderately Conservative Model Portfolio on December 4, 2020.

• As of May 1, 2021, the ON Risk Managed Balanced Portfolio is moved to be an investment option in Category 1, instead of Category 2, for any GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for before October 1, 2012. This change will not apply to you unless you make additional purchase payments or a transfer request.

Fee Changes

The following shows the minimum and maximum total operating expenses deducted from the assets of the Funds (before any fee waiver or expense reimbursement) during the year ended December 31, 2020:

Annual Fee	Minimum	Maximum
Investment options (Fund fees and expenses)	0.34%	4.14%

Other Fund Changes

• As of May 1, 2021, the ON Janus Henderson Venture Portfolio changed its name to ON AB Small Cap Portfolio, and its sub-adviser changed from Janus Capital Management LLC to AllianceBernstein L.P.

• As of May 1, 2021, the ON Janus Henderson Enterprise Portfolio changed its name to ON AB Mid Cap Core Portfolio, and its sub-adviser changed from Janus Capital Management LLC to AllianceBernstein L.P.

• As of April 23, 2021, the Jennison Portfolio is changing its name to PSF PGIM Jennison Growth Portfolio, and the Jennison 20/20 Focus Portfolio is changing its name to PSF PGIM Jennison Focused Blend Portfolio.

• On or about May 1, 2021, the Franklin Flex Cap Growth VIP Fund is changing its name to Franklin DynaTech VIP Fund.

Other Changes

On March 22, 2021, Ohio National Mutual Holdings, Inc. (“ONMH”) and ONLH Holdings LP (“ONLH”) entered into a stock purchase agreement for ONLH to acquire ONMH in a sponsored demutualization. Also on March 22, 2021, the Board of Directors of ONMH unanimously approved and adopted a Plan of Conversion under which ONMH will convert from a mutual insurance holding company to a stock company and become wholly-owned by ONLH. ONLH is a Delaware limited partnership formed by Constellation Insurance Holdings, Inc. (“Constellation”), an insurance acquisition joint venture formed to invest in life and property and casualty insurers. Constellation’s founding investors and equal partners are Caisse de dépôt et placement du Québec and Ontario Teachers’ Pension Plan Board, two of the largest long-term institutional investors in North America. Subject to necessary eligible member and regulatory approvals, the sponsored demutualization is targeted to close at the end of the fourth quarter of 2021. Eligible members of ONMH will generally have the right to receive either cash payments or policy benefits in the conversion, depending on the type of insurance policy or annuity contract such eligible member owns. The sponsored demutualization will not affect your contract terms.

Form 8503.1-USP	3

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

1	As a percentage of average Contract Value in the separate account.
2	As a percentage of average Fund net assets.
3

The minimum fee reflects the current charge for the least expensive optional benefit, the GEB, calculated as an annualized percentage of the Contract Value on a contract anniversary. The maximum fee reflects the current charge for the most expensive optional benefit, the Income Opportunity GLWB (Joint Life), calculated as an annualized percentage of the amount that is guaranteed under the optional benefit.

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal

ONcore Wealth Foundation 7 – If you withdraw money from your contract within 7 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of total purchase payment, minus all previous withdrawals, during the first year, declining down to 0% over the 7 years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

ONcore Wealth Foundation 4 – If you withdraw money from your contract within 4 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of total purchase payment, minus all previous withdrawals, during the first year, declining down to 0% over the 4 years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge.

Deductions and Expenses –Surrender Charge
Transaction Charges

In addition to surrender charges, you may also may be charged for other transactions, such as when you transfer Contract value between investment options more than 12 times per contract year, take more than 14 withdrawals in a contract year or for special requests (such as wire transfers or overnight mail).

Deductions and Expenses –Withdrawal Fee and Transfer Fee
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Deductions and Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.30%[1]	1.80% [1]
	2. Investment options (Fund fees and expenses)	0.34%[2]	4.14%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.50%[3]

Form 8503.1-USP	4

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST ESTIMATE: $1,457	HIGHEST ANNUAL COST ESTIMATE: $6,993

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of contract classes and Fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of contract classes, optional benefits, and Fund fees and expenses

• No sales charges

• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for 4 years (ONcore Wealth Foundation 4) or 7 years (ONcore Wealth Foundation 7) following your last purchase payment. They will reduce the value of your contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

Each investment option (including the Fixed Accumulation Account and the Enhanced DCA Account) has its own unique risks.

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

Any obligations (including under the Fixed Accumulation Account), guarantees, and benefits of the contract are subject to the claims-paying ability of Ohio National Life. More information about Ohio National Life, including our financial strength ratings, is available upon request by calling us at 888.925.6446.

Principal Risks of Investing in the Contract
RESTRICTIONS
Investments

We reserve the right to charge $10 for each transfer when you transfer money between subaccounts in excess of 12 times in a contract year.

We reserve the right to limit transfers in circumstances of frequent or large transfers.

We reserve the right to remove, close or substitute Funds as investment options that are available under the contract.

Investment Options – The Funds; Deductions and Expenses – Transfer Fee; and Accumulation Period – Transfers

Form 8503.1-USP	5

Among Subacccounts
Optional Benefits

Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change the investment restrictions in the future, including limiting the investment options available with the optional benefit.

Certain optional benefits could limit subsequent purchase payments.

Certain benefits may limit withdrawals or other rights under the contract. Under certain benefits, withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value of or even terminate the benefit.

Death Benefit – Optional Death Benefit Riders and Optional Living Benefit Riders
TAXES
Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Federal Tax Status
CONFLICTS OF INTEREST
Investment Professional Compensation

Although the contracts are no longer offered for new sales, firms and their registered representatives that sold the contracts may still be paid for those sales. Your investment professional may receive compensation for having sold this contract to you in the form of commissions, service fees, additional cash benefits (e.g. bonuses), and non-cash compensation. Accordingly, investment professionals may have had a financial incentive to offer or recommend this contract over another investment.

Ohio National Life
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.

N/A

Form 8503.1-USP	6

Appendix A

Funds Available Under the Contract

The following is a list of Funds available under the contract, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. You can find the prospectuses and other information about the Funds online at Ohionational.com/variableproducts. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@ohionational.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Allocation	ON Moderately Conservative Model Portfolio Adviser: Ohio National Investments, Inc.	1.00%*	11.43%	N/A	N/A
Allocation	ON Balanced Model Portfolio Adviser: Ohio National Investments, Inc.	1.00%*	13.76%	N/A	N/A
Allocation	ON Moderate Growth Model Portfolio Adviser: Ohio National Investments, Inc.	1.01%	15.74%	N/A	N/A
Allocation	ON Growth Model Portfolio Adviser: Ohio National Investments, Inc.	1.08%	18.68%	N/A	N/A
Corporate Bond	ON Bond Portfolio Adviser: Ohio National Investments, Inc.	0.60%	9.59%	6.90%	4.94%
Allocation	ON BlackRock Balanced Allocation Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.55%	15.65%	11.26%	10.60%
Large Cap Blend Equity	ON S&P 500® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.39%	17.99%	14.76%	13.40%
Foreign Large Cap Blend Equity	ON BlackRock Advantage International Equity Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.91%	6.74%	6.14%	3.28%
Large Cap Growth Equity	ON Janus Henderson Forty Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Janus Capital Management LLC	0.79%	37.87%	20.91%	16.92%

Form 8503.1-USP	7

Mid Cap Growth Equity	ON AB Mid Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.85%	19.15%	15.25%	12.68%
High Yield Bond	ON Federated High Income Bond Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Federated Investment Management Company	0.83%	6.26%	7.72%	6.42%
Fixed Income	ON Federated Core Plus Bond Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Federated Investment Management Company	0.66%	4.70%	N/A	N/A
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Value Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.74%	3.66%	7.53%	9.56%
Small Cap Growth Equity	ON AB Small Cap Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.82%	34.04%	16.32%	15.27%
Large Cap Growth Equity	ON Nasdaq-100® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.42%	48.32%	23.71%	20.04%
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.70%	17.55%	12.62%	12.29%
Small Cap Growth Equity	ON BlackRock Advantage Small Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.86%	34.34%	16.76%	12.10%
Small Cap Growth Equity	ON S&P MidCap 400® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.42%	13.33%	9.76%	9.91%
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.79%	33.97%	17.19%	14.76%
Allocation	ON Risk Managed Balanced Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.98%	22.15%	13.11%	N/A

Form 8503.1-USP	8

Allocation	AB VPS Dynamic Asset Allocation Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	1.06%*	4.86%	5.76%	N/A
Allocation	AB VPS Global Risk Allocation-Moderate Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	1.00%*	2.45%	5.86%	N/A
Large Cap Value Equity	AB VPS Growth & Income Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	0.87%*	2.47%	9.46%	11.29%
Small Cap Growth Equity	AB VPS Small Cap Growth Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	1.15%*	53.64%	24.04%	17.27%
Foreign Large Cap Growth Equity	Invesco V.I. International Growth Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Allocation	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.05%*	9.99%	7.62%	6.12%
Large Cap Blend Equity	Appreciation Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc.	1.06%	23.38%	16.30%	12.44%
Mid Cap Growth Equity	Federated Hermes Kaufmann Fund II (Service Shares) Adviser: Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	1.75%	28.48%	18.65%	14.47%
Allocation	Federated Hermes Managed Volatility Fund II (Primary Shares) Adviser: Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania	1.21%	0.71%	6.90%	6.73%
Large Cap Growth Equity	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.86%	30.23%	15.90%	13.23%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.87%	17.87%	10.79%	9.22%
Large Cap Growth Equity	Fidelity® VIP Growth Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.72%	43.55%	21.02%	16.96%

Form 8503.1-USP	9

Money Market	Fidelity® VIP Government Money Market Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC SubAdviser: Fidelity Investments Money Management, Inc.	0.34%	0.28%	0.89%	0.45%
Large Cap Value Equity	Fidelity® VIP Equity-Income Portfolio (Service Class 2); Adviser: Fidelity Management & Research Company	0.78%	6.44%	10.41%	9.89%
Real Estate Equity	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity SelectCo, LLC	0.91%	-6.79%	3.25%	7.40%
Allocation	Fidelity® VIP Target Volatility Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.88%*	8.99%	8.23%	N/A
Allocation	Franklin VolSmart Allocation VIP Fund (Class 5) Adviser: Franklin Advisers, Inc.	0.92%*	16.78%	9.20%	N/A
Allocation	Franklin Allocation VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	0.82%*	0.58%	6.83%	5.88%
Allocation	Franklin Income VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	0.82%*	0.58%	6.83%	5.88%
Allocation	Franklin DynaTech VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	1.06%*	44.71%	19.18%	14.25%
Allocation	Templeton Foreign VIP Fund (Class 4) Adviser: Templeton Investment Counsel, LLC	1.21%*	-1.34%	3.20%	2.31%
Large Cap Value Equity	Goldman Sachs Large Cap Value Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.93%*	3.74%	7.72%	8.60%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.77%*	17.32%	13.42%	13.46%
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.99%*	40.11%	19.92%	16.10%
Allocation	Goldman Sachs Global Trends Allocation Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.96%*	4.11%	5.64%	N/A
Allocation	Ivy VIP Asset Strategy (Class II Shares) Adviser: Ivy Investment Management Company	1.02%	13.88%	8.61%	6.15%
Natural Resources Equity	Ivy VIP Natural Resources (Class II Shares) Adviser: Ivy Investment Management Company	1.32%	-11.99%	-1.17%	-5.82%

Form 8503.1-USP	10

Technology Equity	Ivy VIP Science and Technology (Class II Shares) Adviser: Ivy Investment Management Company	1.16%	35.36%	20.80%	17.09%
Large Cap Growth Equity	Janus Henderson Research Portfolio (Service Shares) Adviser: Janus Capital Management LLC	1.09%	32.58%	17.38%	14.38%
Foreign Large Cap Blend Equity	Janus Henderson Overseas Portfolio (Service Shares) Adviser: Janus Capital Management LLC	1.08%	16.02%	8.77%	0.66%
World Large Cap Equity	Janus Henderson Global Research Portfolio (Service Shares) Adviser: Janus Capital Management LLC	1.09%	19.76%	13.06%	9.81%
Allocation	Janus Henderson Balanced Portfolio (Service Shares) Adviser: Janus Capital Management LLC	0.87%	14.03%	11.53%	9.95%
Large Cap Value Equity	Janus Henderson U.S. Low Volatility Portfolio (Service Shares) Adviser: Janus Capital Management LLC Subadviser: Intech Investment Management LLC	0.83%	3.51%	9.88%	N/A
Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Portfolio (Service Shares) Adviser: Janus Capital Management LLC	0.82%*	10.25%	4.67%	4.19%
Mid Cap Value Equity	JPMorgan Insurance Trust Mid Cap Value Portfolio (Class I Shares) Adviser: J.P. Morgan Investment Management Inc.	0.76%	0.37%	7.92%	10.31%
Small Cap Blend Equity	JPMorgan Insurance Trust Small Cap Core Portfolio (Class I Shares) Adviser: J.P. Morgan Investment Management Inc.	0.82%*	13.69%	11.56%	11.27%
Small Cap Blend Equity	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.15%*	6.76%	9.69%	8.84%
Emerging Markets Equity	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.18%	-1.27%	7.96%	1.00%
Foreign Large Cap Blend Equity	Lazard Retirement International Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.17%*	8.24%	5.71%	5.73%
Allocation	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	0.90%*	0.81%	6.67%	N/A
Large Cap Blend Equity	ClearBridge Variable Dividend Strategy Portfolio (Class I Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.76%	7.67%	13.06%	12.04%

Form 8503.1-USP	11

Large Cap Value Equity	ClearBridge Variable Large Cap Value Portfolio (Class I Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.73%	5.25%	9.91%	10.91%
Allocation	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class I Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: QS Investors, LLC and Western Asset Management Company, LLC	1.01%	-8.04%	2.43%	N/A
Intermediate Core-Plus Bond	Western Asset Core Plus VIT Portfolio (Class II Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: Western Asset Management Company, LLC, Western Asset Management Company Limited in London, Western Asset Management Company Pte Ltd in Singapore Western Asset Management Company Ltd in Japan	0.79%*	9.05%	5.50%	5.56%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series (Service Class) Adviser: Massachusetts Financial Services Company	1.06%	36.12%	20.29%	15.65%
Small Cap Growth Equity	MFS® New Discovery Series (Service Class) Adviser: Massachusetts Financial Services Company	1.12%*	45.58%	22.68%	14.41%
Allocation	MFS® Total Return Series (Service Class) Adviser: Massachusetts Financial Services Company	0.86%	9.52%	8.58%	8.07%
Large Cap Growth Equity	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Adviser: Massachusetts Financial Services Company	1.04%	22.20%	18.39%	14.71%
Intermediate Core-Plus Bond	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	0.95%*	7.55%	5.73%	4.90%
Real Cap Growth Equity	Morgan Stanley VIF U.S. Real Estate Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	1.07%*	-17.10%	-0.15%	4.99%
Large Cap Growth Equity	Morgan Stanley VIF Growth Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	0.82%*	116.76%	33.77%	23.58%
Mid Cap Growth Equity	AMT Mid Cap Intrinsic Value Portfolio (S Class Shares) Adviser: Neuberger Berman Investment Advisers LLC	1.26*%	-2.83%	5.23%	7.03%

Form 8503.1-USP	12

Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	5.90%	6.01%	N/A
Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.74%	5.91%	6.70%	N/A
Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.74%	5.19%	6.90%	N/A
Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 3 Shares)(1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.85%	5.66%	5.89%	N/A
Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 3 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.84%	5.90%	6.60%	N/A
Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 3 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.84%	5.18%	6.80%	N/A
Inflation Protected Bond	PIMCO Real Return Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.84%	11.71%	5.25%	3.63%
Intermediate Core-Plus Bond	PIMCO Total Return Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.69%	8.65%	4.75%	3.93%
Global Bond	PIMCO Global Bond Opportunities Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.93%	10.12%	4.82%	2.72%
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	1.24%*	1.35%	2.67%	-5.39%

Form 8503.1-USP	13

Allocation	PIMCO Global Diversified Allocation Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	1.04%*	4.15%	7.78%	N/A
Ultrashort Bond	PIMCO Short-Term Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.62%	2.24%	2.27%	1.70%
Short Term Bond	PIMCO Low Duration Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.69%	2.99%	2.01%	1.79%
Large Cap Growth Equity	PSF PGIM Jennison Growth Portfolio (Class II Shares) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.02%	55.57%	22.37%	18.13%
Large Cap Growth Equity	PSF PGIM Jennison Focused Blend Portfolio (Class II Shares) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.26%	30.41%	15.70%	12.34%
Small Cap Value Equity	Royce Small-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.08%*	-7.15%	5.18%	5.56%
Small Cap Blend Equity	Royce Micro-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.33%*	23.79%	11.13%	5.05%
Allocation	ON iShares Managed Risk Balanced Portfolio** Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.73%	N/A	N/A	N/A
Equity	ON Janus Henderson U.S. Low Volatility Portfolio** Adviser: Ohio National Investments, Inc. Subadviser: Janus Capital Management LLC	0.63%	N/A	N/A	N/A

(1) Class 3 Shares for contracts applied for on or after May 1, 2015. Class 2 Shares for contracts applied for before May 1, 2015.

*Annual expenses reflect temporary fee reductions.

**Available on or about June 25, 2021, or as soon as reasonably practicable after we have obtained a substitution order from the SEC for which the portfolios are replacement portfolios.

Investment Options Available with Certain Optional Riders

Income Opportunity GLWB

Option 1 – Select A Single Option

Allocation: 100%

Investment Options

Form 8503.1-USP	14

Ohio National Fund, Inc.

ON Moderately Conservative Portfolio

ON Balanced Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Any individual investment option included in any of the Categories	0%	50%
Category 1 Investment Options	20%	50%
Category 2 Investment Options	20%	80%
Category 3 Investment Options	0%	20%
Category 4 Investment Options	0%	10%

Investment Options:

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

ON Federated Core Plus Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated High Income Bond Portfolio

ON Risk Managed Balanced Portfolio

ON BlackRock Advantage International Equity Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

Form 8503.1-USP	15

CATEGORY 3

Ohio National Fund, Inc.

ON Janus Henderson Forty Portfolio

ON AB Mid Cap Core Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON Nasdaq-100® Index Portfolio

ON S&P MidCap 400® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Growth & Income Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Strategic Growth Fund

Goldman Sachs U.S. Equity Insights Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON BlackRock Advantage Small Cap Growth Portfolio

ON AB Small Cap Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

GLWB Preferred I.S.

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

Form 8503.1-USP	16

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

GLWB Plus and GPP (2012) Applied for on or after October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 8503.1-USP	17

CATEGORY 2

Ohio National Fund, Inc.

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

GLWB Plus and GPP (2012) Applied for prior to October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	50%	100%
Category 2 Investment Options	0%	50%

Investment Options:

CATEGORY 1	Ohio National Fund, Inc. ON Risk Managed Balanced Portfolio Legg Mason Partners Variable Equity Trust QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

GLWB (2011), GLWB (2012)

Option 1 – Select A Single Option

Allocation: 100%

Investment Options

Ohio National Fund, Inc.

ON Moderately Conservative Portfolio

ON Balanced Model Portfolio

Form 8503.1-USP	18

ON Moderate Growth Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%

Investment Options:

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Form 8503.1-USP	19

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

BNY Mellon Variable Investment Fund

Appreciation Portfolio

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Focused Blend Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON BlackRock Advantage International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON AB Mid Cap Core Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Form 8503.1-USP	20

CATEGORY 4

Ohio National Fund, Inc.

ON Foreign Portfolio

ON ON AB Small Cap Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Combo Death Benefit

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	50%
Category 2 Investment Options	0%	75%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	10%

Investment Options:

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

ON Federated Core Plus Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust

PIMCO Total Return Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Form 8503.1-USP	21

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON AB Mid Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Growth & Income Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

BNY Mellon Variable Investment Fund

Appreciation Portfolio

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Global Research Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON AB Small Cap Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON Janus Henderson Forty Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin DynaTech VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

The Prudential Series Fund, Inc.

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Focused Blend Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Form 8503.1-USP	22

CATEGORY 4

Ohio National Fund, Inc.

ON BlackRock Advantage International Equity Portfolio

ON Federated High Income Bond Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

Form 8503.1-USP	23

This summary prospectus incorporates by reference the ONcore Wealth Foundation prospectus and Statement of Additional Information (SAI), both dated May 1, 2021, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract ID No.: C000099095; C000099094

Form 8503.1-USP	24